Restructuring - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Restructuring and Related Activities [Abstract]
Restructuring costs		$ 2,200,000	$ 100,000	$ 120,700,000	$ 8,500,000	$ 120,700,000
Successor [Member] | Selling, General and Administrative Expenses [Member]
Restructuring and Related Activities [Abstract]
Restructuring costs					$ 8,500,000	$ 120,700,000
Predecessor [Member]
Restructuring and Related Activities [Abstract]
Restructuring costs	$ 0
Restructuring reserve							$ 2,100,000
Adjustment of restructuring accrual							$ 300,000